Investments in associates and joint ventures (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments In Associates And Joint Ventures Results Of Investments [Abstract]
Jointly Controlled by Banco Santander	R$ 41,212	R$ 39,904	R$ 16,748
Banco RCI Brasil S.A.	46,244	44,384	14,175
Norchem Participações e Consultoria S.A.	1,120	1,333	2,637
Cibrasec - Companhia Brasileira de Securitização	193	389	366
Estruturadora Brasileira de Projetos S.A. - EBP	(1,017)	(1,560)	(430)
Gestora de Inteligência de Crédito	(6,466)	(4,642)	0
Banco Hyundai Capital Brasil S.A. (former named BHJV Assessoria e Consultoria Empresarial Ltda.)	1,083	0	0
Santander Auto S.A.	55	0	0
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	24,161	30,430	29,538
Webmotors S.A.	30,626	21,290	23,019
Tecnologia Bancária S.A. - TECBAN	(6,929)	8,307	5,971
PSA Corretora de Seguros e Serviços Ltda.	464	833	548
Jointly Controlled by Getnet S.A.	0	0	(225)
iZettle do Brasil Meios de Pagamento S.A.	0	0	(225)
Significant Influence of Banco Santander	585	1,217	1,476
Norchem Holding e Negócios S.A.	585	1,217	1,476
Total	R$ 65,958	R$ 71,551	R$ 47,537